Notes Payable - Schedule of Notes Payable Outstanding (Details) - USD ($) $ in Thousands	May 31, 2021	Feb. 28, 2021
Debt Instrument [Line Items]
Less current portion	$ (4,110)	$ (4,405)
Notes payable, less current portion, net	503,266	502,800
Notes Payable
Debt Instrument [Line Items]
Total notes payable	525,192	525,688
Less unamortized debt issuance costs	(17,816)	(18,483)
Total notes payable and capital lease obligations, net	507,376	507,205
Less current portion	(4,110)	(4,405)
Notes payable, less current portion, net	503,266	502,800
Notes Payable | Other Notes Payable
Debt Instrument [Line Items]
Total notes payable	192	688
Notes Payable | 2021 Term Loan
Debt Instrument [Line Items]
Total notes payable	$ 525,000	$ 525,000